Consolidated Statements of Changes in Shareholders' Deficiency - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Share Capital
Beginning balance, shares	10,041,411	10,041,411	8,789,967
Beginning balance	$ 26,548,981	$ 26,548,981	$ 26,090,118
Shares issued for debt settlement, shares	1,800,000
Shares issued for debt settlement	$ 126,000
Shares issued pursuant to private placement, shares	13,636,365		1,251,444
Shares issued pursuant to private placement	$ 500,000		$ 458,863
Share issuance costs	(16,558)
(Loss) income for the year
Ending balance, shares	25,477,776	10,041,411	10,041,411
Ending balance	$ 27,158,423	$ 26,548,981	$ 26,548,981
Reserves: Equity-settled Share-based Payments
Beginning balance	592,011	592,011	592,011
(Loss) income for the year
Ending balance	592,011	592,011	592,011
Accumulated Deficit
Beginning balance	(30,136,646)	(29,982,931)	(29,748,464)
(Loss) income for the year	2,524,763	(153,715)	(234,467)
Ending balance	(27,611,883)	(30,136,646)	(29,982,931)
Beginning balance	(2,995,654)	(2,841,939)	(3,066,335)
Shares issued for debt settlement	126,000	0	0
Shares issued pursuant to private placement	500,000		458,863
Share issuance costs	(16,558)	0	0
(Loss) income for the year	2,524,763	(153,715)	(234,467)
Ending balance	$ 138,551	$ (2,995,654)	$ (2,841,939)